Statements Of Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Jun. 30, 2008	$ 144	$ 113,413	$ (99,710)	$ 13,847
Beginning balance, shares at Jun. 30, 2008	14,383
Net loss			(4,419)	(4,419)
Stock options exercised		8		8
Stock options exercised, shares	10
Vesting of restricted stock
Vesting of restricted stock, shares	20
Stock-based compensation		489		489
Ending balance at Jun. 30, 2009	144	113,910	(104,129)	9,925
Ending balance, shares at Jun. 30, 2009	14,413
Net loss			(2,169)	(2,169)
Stock options exercised		10		10
Stock options exercised, shares	14
Vesting of restricted stock
Vesting of restricted stock, shares	20
Stock-based compensation		440		440
Ending balance at Jun. 30, 2010	144	114,360	(106,298)	8,206
Ending balance, shares at Jun. 30, 2010	14,447
Net loss			(3,733)	(3,733)
Stock options exercised		4		4
Stock options exercised, shares	6
Vesting of restricted stock
Vesting of restricted stock, shares	47
Stock-based compensation		369		369
Ending balance at Jun. 30, 2011	$ 144	$ 114,733	$ (110,031)	$ 4,846
Ending balance, shares at Jun. 30, 2011	14,500